POLEN GROWTH FUND
Portfolio of Investments
January 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 96.5%
Consumer Electronics — 4.2%
Apple, Inc.	1,205,836	$ 284,577,296
Credit Services — 10.9%
Mastercard, Inc., Class A	613,648	340,838,509
Visa, Inc., Class A	1,152,640	393,972,352
		734,810,861
Diagnostics & Research — 4.2%
Thermo Fisher Scientific, Inc.	468,364	279,964,581
Drug Manufacturers - General — 4.5%
Eli Lilly & Co.	374,517	303,763,248
Drug Manufacturers - Specialty & Generic — 4.5%
Zoetis, Inc.	1,749,096	298,920,506
Entertainment — 2.7%
Netflix, Inc.*	184,008	179,731,654
Financial Data & Stock Exchanges — 3.3%
MSCI, Inc.	374,709	223,615,090
Healthcare Plans — 1.8%
UnitedHealth Group, Inc.	220,038	119,368,415
Information Technology Services — 5.0%
Accenture PLC, Class A	606,103	233,319,350
Gartner, Inc.*	187,385	101,718,199
		335,037,549
Internet Content & Information — 6.5%
Alphabet, Inc., Class C	2,134,162	438,783,707
Internet Retail — 12.5%
Amazon.com, Inc.*	3,518,561	836,291,579
Medical Devices — 4.1%
Abbott Laboratories	2,174,192	278,144,383
Real Estate Services — 1.5%
CoStar Group, Inc.*	1,281,042	98,127,817
Software Application — 15.8%
Adobe, Inc.*	528,305	231,107,022
Paycom Software, Inc.	550,779	114,319,689
ServiceNow, Inc.*	183,567	186,940,961
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Shopify, Inc., Class A*	2,909,432	$ 339,821,658
Workday, Inc., Class A*	716,129	187,668,766
		1,059,858,096
Software Infrastructure — 12.1%
Microsoft Corp.	1,131,539	469,656,577
Oracle Corp.	2,028,047	344,889,673
		814,546,250
Travel Services — 2.9%
Airbnb, Inc., Class A*	1,508,089	197,816,034
TOTAL COMMON STOCKS (Cost $3,395,653,107)		6,483,357,066
SHORT-TERM INVESTMENT — 3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(a)	248,068,770	248,068,771

TOTAL SHORT-TERM INVESTMENT (Cost $248,068,771)		248,068,771

TOTAL INVESTMENTS - 100.2% (Cost $3,643,721,878)		6,731,425,837
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(13,010,051)
NET ASSETS - 100.0%		$6,718,415,786

(a)	Rate disclosed is the 7-day yield at January 31, 2025.
†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
January 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 95.3%
Canada — 3.8%
Shopify, Inc., Class A*	133,717	$ 15,618,146
Denmark — 2.8%
Novo Nordisk AS, Class B	136,404	11,515,863
France — 1.5%
L'Oreal SA	17,243	6,397,708
Germany — 7.0%
SAP SE	69,301	19,097,572
Siemens Healthineers AG(a)	178,963	10,157,257
		29,254,829
Ireland — 4.9%
Accenture PLC, Class A	29,748	11,451,493
ICON PLC*	44,868	8,932,321
		20,383,814
Luxembourg — 2.4%
Globant SA*	47,034	10,033,293
United Kingdom — 1.5%
Sage Group PLC (The)	376,311	6,254,101
United States — 71.4%
Abbott Laboratories	154,112	19,715,548
Adobe, Inc.*	31,563	13,807,234
Airbnb, Inc., Class A*	28,867	3,786,484
Alphabet, Inc., Class C	129,735	26,673,516
Amazon.com, Inc.*	167,012	39,695,412
Aon PLC, Class A	53,341	19,779,910
Automatic Data Processing, Inc.	20,408	6,183,828
CoStar Group, Inc.*	135,936	10,412,698
Mastercard, Inc., Class A	35,964	19,975,484
Microsoft Corp.	53,297	22,121,453
MSCI, Inc.	27,061	16,149,193
Oracle Corp.	83,992	14,283,680
Paycom Software, Inc.	84,431	17,524,498
ServiceNow, Inc.*	5,783	5,889,292
Thermo Fisher Scientific, Inc.	17,805	10,642,939
Visa, Inc., Class A	58,624	20,037,683
Workday, Inc., Class A*	64,823	16,987,515
Zoetis, Inc.	71,499	12,219,179
		295,885,546
TOTAL COMMON STOCKS (Cost $251,766,305)		395,343,300

SHORT-TERM INVESTMENT — 4.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(b)	18,146,963	$ 18,146,963
TOTAL SHORT-TERM INVESTMENT (Cost $18,146,963)		18,146,963

TOTAL INVESTMENTS - 99.7% (Cost $269,913,268)		413,490,263
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		1,168,668
NET ASSETS - 100.0%		$414,658,931

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2025, this security amounted to $10,157,257 or 2.45% of net assets. This security has been determined by the Fund's adviser to be a liquid security.
(b)	Rate disclosed is the 7-day yield at January 31, 2025.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
January 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 96.6%
Brazil — 2.5%
NU Holdings Ltd., Class A*	363,853	$ 4,817,414
Canada — 5.7%
Shopify, Inc., Class A*	93,276	10,894,637
Denmark — 2.2%
Novo Nordisk AS, Class B	50,765	4,285,818
France — 7.5%
Dassault Systemes SE	123,394	4,817,529
Schneider Electric SE	17,743	4,500,064
Teleperformance SE	54,473	5,100,947
		14,418,540
Germany — 17.4%
adidas AG	30,129	7,943,807
SAP SE	57,774	15,921,027
Siemens Healthineers AG(a)	169,622	9,627,098
		33,491,932
India — 4.0%
HDFC Bank Ltd.	394,084	7,713,556
Ireland — 11.1%
Experian PLC	101,114	4,980,843
ICON PLC*	39,205	7,804,931
Medtronic PLC	94,925	8,621,089
		21,406,863
Israel — 1.4%
Monday.com Ltd.*	10,393	2,654,996
Japan — 2.3%
Tokyo Electron Ltd.	25,990	4,384,097
Luxembourg — 2.5%
Globant SA*	22,694	4,841,084
Netherlands — 5.0%
Adyen NV(a)*	1,245	2,009,575
ASML Holding NV	10,315	7,630,654
		9,640,229
Spain — 2.8%
Amadeus IT Group SA	73,876	5,406,065
Sweden — 4.6%
Evolution AB(a)	60,666	4,654,273
Spotify Technology SA*	7,843	4,302,278
		8,956,551
Switzerland — 2.1%
Lonza Group AG	3,171	2,010,708
On Holding AG, Class A*	35,490	2,125,141
		4,135,849
	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — 13.8%
Bunzl PLC	94,513	$ 4,023,107
Sage Group PLC (The)	876,985	14,575,053
Unilever PLC	38,797	2,222,177
Willis Towers Watson PLC	17,336	5,713,339
		26,533,676
United States — 7.2%
Aon PLC, Class A	37,147	13,774,851
Uruguay — 4.5%
MercadoLibre, Inc.*	4,539	8,724,819
TOTAL COMMON STOCKS (Cost $142,797,502)		186,080,977

SHORT-TERM INVESTMENT — 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(b)	6,241,162	6,241,162
TOTAL SHORT-TERM INVESTMENT (Cost $6,241,162)		6,241,162

TOTAL INVESTMENTS - 99.8% (Cost $149,038,664)		192,322,139
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		344,348
NET ASSETS - 100.0%		$192,666,487

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2025, these securities amounted to $16,290,946 or 8.46% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Rate disclosed is the 7-day yield at January 31, 2025.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments
January 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 99.9%
Asset Management — 3.8%
Hamilton Lane, Inc., Class A	10,991	$ 1,749,547
Auto Parts — 0.9%
Fox Factory Holding Corp.*	15,142	413,679
Building Products & Equipment — 4.5%
AAON, Inc.	8,015	932,785
Trex Co., Inc.*	15,954	1,161,930
		2,094,715
Capital Markets — 3.8%
Houlihan Lokey, Inc.	9,693	1,761,412
Communication Equipment — 2.0%
Belden, Inc.	7,977	929,081
Diagnostics & Research — 1.7%
Medpace Holdings, Inc.*	2,319	809,679
Electronic Components — 1.8%
Fabrinet*	3,849	832,192
Electronics & Computer Distribution — 3.3%
Insight Enterprises, Inc.*	8,719	1,506,207
Engineering & Construction — 2.5%
Bowman Consulting Group Ltd.*	12,893	327,869
Construction Partners, Inc., Class A*	10,481	842,672
		1,170,541
Health Information Services — 3.0%
Progyny, Inc.*	60,058	1,391,544
Household & Personal Products — 2.3%
elf Beauty, Inc.*	10,551	1,054,150
Industrial Distribution — 8.8%
Applied Industrial Technologies, Inc.	5,287	1,374,779
Core & Main, Inc., Class A*	26,899	1,518,179
SiteOne Landscape Supply, Inc.*	8,162	1,161,453
		4,054,411
Information Technology Services — 11.6%
ExlService Holdings, Inc.*	64,882	3,260,969
Globant SA*	9,971	2,127,014
		5,387,983
Insurance Brokers — 3.9%
Goosehead Insurance, Inc., Class A	16,669	1,786,417
Internet Retail — 4.4%
Revolve Group, Inc.*	64,603	2,040,163
Leisure — 2.5%
Topgolf Callaway Brands Corp.*	29,728	233,662
YETI Holdings, Inc.*	24,949	929,600
		1,163,262
	Number of Shares	Value
COMMON STOCKS — (Continued)
Medical Care Facilities — 0.8%
AMN Healthcare Services, Inc.*	14,057	$ 386,849
Medical Instruments & Supplies — 6.1%
Repligen Corp.*	6,446	1,071,390
Warby Parker, Inc., Class A*	63,722	1,765,736
		2,837,126
Real Estate Services — 3.3%
FirstService Corp.	8,342	1,517,160
Rental & Leasing Services — 2.1%
WillScot Holdings Corp.*	26,899	996,877
Residential Construction — 2.8%
Installed Building Products, Inc.	3,942	783,828
LGI Homes, Inc.*	5,751	513,449
		1,297,277
Restaurants — 4.0%
Dutch Bros, Inc., Class A*	29,483	1,843,277
Semiconductors — 2.8%
Rambus, Inc.*	20,697	1,275,349
Software Application — 12.4%
BlackLine, Inc.*	20,638	1,317,736
CCC Intelligent Solutions Holdings, Inc.*	163,022	1,811,175
Clearwater Analytics Holdings, Inc., Class A*	45,218	1,273,339
Paylocity Holding Corp.*	6,493	1,334,441
		5,736,691
Software Infrastructure — 1.8%
Qualys, Inc.*	6,090	849,007
Specialty Industrial Machinery — 3.0%
Generac Holdings, Inc.*	9,229	1,378,167
TOTAL COMMON STOCKS (Cost $34,752,928)		46,262,763

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments (Concluded)
January 31, 2025
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(a)	213,542	$ 213,542

TOTAL SHORT-TERM INVESTMENT (Cost $213,542)		213,542

TOTAL INVESTMENTS - 100.4% (Cost $34,966,470)		46,476,305
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(183,956)
NET ASSETS - 100.0%		$46,292,349

(a)	Rate disclosed is the 7-day yield at January 31, 2025.
†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments
January 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.3%
Brazil — 4.8%
NU Holdings Ltd., Class A*	24,659	$ 326,485
TOTVS SA	84,855	495,129
		821,614
China — 24.7%
ANTA Sports Products Ltd.	50,227	534,377
Hefei Meiya Optoelectronic Technology, Inc., Class A	133,815	264,385
Meituan, Class B(a)*	24,600	468,201
NetEase, Inc.	34,361	706,297
Shenzhen Inovance Technology Co. Ltd., Class A	44,600	371,339
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	10,300	331,255
Tencent Music Entertainment Group, ADR	79,203	948,852
Yum China Holdings, Inc.	10,060	465,275
Yum China Holdings, Inc.	3,800	173,307
		4,263,288
Hong Kong — 4.4%
AIA Group Ltd.	48,200	338,853
Hong Kong Exchanges & Clearing Ltd.	10,600	414,881
		753,734
Hungary — 2.5%
Wizz Air Holdings PLC(a)*	27,653	437,395
India — 10.9%
HDFC Bank Ltd.	36,980	723,824
Infosys Ltd.	27,069	589,003
Kotak Mahindra Bank Ltd.	15,131	330,917
Reliance Industries Ltd.	15,628	227,432
		1,871,176
Indonesia — 4.1%
Bank Central Asia Tbk PT	745,347	430,572
Bank Mandiri Persero Tbk PT	737,600	271,011
		701,583
Ireland — 3.4%
PDD Holdings, Inc., ADR*	5,330	596,480
Mexico — 1.3%
Fomento Economico Mexicano SAB de CV	26,057	221,702
Netherlands — 4.4%
Prosus NV	19,929	761,239
	Number of Shares	Value
COMMON STOCKS — (Continued)
Poland — 6.6%
Dino Polska SA(a)*	6,103	$ 675,818
InPost SA*	28,216	461,601
		1,137,419
Singapore — 2.5%
Genting Singapore Ltd.	770,900	426,873
Taiwan — 11.1%
E Ink Holdings, Inc.	72,287	606,745
Taiwan Semiconductor Manufacturing Co. Ltd.	39,835	1,303,280
		1,910,025
United States — 4.9%
EPAM Systems, Inc.*	1,276	324,053
Las Vegas Sands Corp.	11,485	526,357
		850,410
Uruguay — 6.3%
Dlocal Ltd.*	48,513	640,372
MercadoLibre, Inc.*	229	440,181
		1,080,553
Vietnam — 5.4%
FPT Corp.	99,004	603,119
Mobile World Investment Corp.	135,300	322,258
		925,377
TOTAL COMMON STOCKS (Cost $14,837,090)		16,758,868

SHORT-TERM INVESTMENT — 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(b)	553,124	553,124
TOTAL SHORT-TERM INVESTMENT (Cost $553,124)		553,124

TOTAL INVESTMENTS - 100.5% (Cost $15,390,214)		17,311,992
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(86,643)
NET ASSETS - 100.0%		$17,225,349

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments (Concluded)
January 31, 2025
(Unaudited)
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2025, these securities amounted to $1,581,414 or 9.18% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Rate disclosed is the 7-day yield at January 31, 2025.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments
January 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.6%
Asset Management — 3.0%
Hamilton Lane, Inc., Class A	1,471	$ 234,154
Biotechnology — 3.3%
Bio-Techne Corp.	3,514	258,455
Building Products & Equipment — 2.8%
AAON, Inc.	932	108,466
Trex Co., Inc.*	1,602	116,674
		225,140
Capital Markets — 3.9%
Houlihan Lokey, Inc.	915	166,274
MarketAxess Holdings, Inc.	637	140,541
		306,815
Computer Hardware — 1.8%
Pure Storage, Inc., Class A*	2,123	143,918
Consulting Services — 2.4%
Booz Allen Hamilton Holding Corp.	1,455	187,695
Diagnostics & Research — 3.9%
Charles River Laboratories International, Inc.*	866	142,682
Medpace Holdings, Inc.*	474	165,497
		308,179
Electronics & Computer Distribution — 2.0%
Insight Enterprises, Inc.*	897	154,957
Engineering & Construction — 3.1%
Tetra Tech, Inc.	3,104	114,227
TopBuild Corp.*	376	128,848
		243,075
Financial Data & Stock Exchanges — 3.2%
Morningstar, Inc.	784	257,654
Health Information Services — 2.7%
Progyny, Inc.*	9,071	210,175
Home Improvement Retail — 2.5%
Floor & Decor Holdings, Inc., Class A*	1,978	197,998
Household & Personal Products — 2.3%
elf Beauty, Inc.*	1,860	185,832
Industrial Distribution — 6.1%
Applied Industrial Technologies, Inc.	572	148,737
Core & Main, Inc., Class A*	3,007	169,715
Pool Corp.	474	163,175
		481,627
	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology Services — 9.8%
ExlService Holdings, Inc.*	7,518	$ 377,855
Globant SA*	1,879	400,828
		778,683
Insurance - Property & Casualty — 2.0%
Kinsale Capital Group, Inc.	360	159,098
Insurance Brokers — 3.9%
Goosehead Insurance, Inc., Class A	2,909	311,757
Internet Retail — 6.5%
Etsy, Inc.*	3,071	168,629
Revolve Group, Inc.*	10,999	347,348
		515,977
Leisure — 2.1%
YETI Holdings, Inc.*	4,543	169,272
Medical Instruments & Supplies — 7.7%
Align Technology, Inc.*	474	103,858
Repligen Corp.*	1,111	184,659
Warby Parker, Inc., Class A*	11,457	317,474
		605,991
Rental & Leasing Services — 1.6%
WillScot Holdings Corp.*	3,383	125,374
Restaurants — 2.6%
Dutch Bros, Inc., Class A*	3,301	206,378
Semiconductor Equipment & Materials — 2.1%
Entegris, Inc.	1,633	165,815
Semiconductors — 1.9%
Rambus, Inc.*	2,435	150,045
Software Application — 12.6%
Bentley Systems, Inc., Class B	4,315	200,863
CCC Intelligent Solutions Holdings, Inc.*	19,301	214,434
Dynatrace, Inc.*	4,853	280,261
Paycom Software, Inc.	1,471	305,321
		1,000,879
Specialty Industrial Machinery — 2.8%
Generac Holdings, Inc.*	1,487	222,054
TOTAL COMMON STOCKS (Cost $6,321,213)		7,806,997

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments (Concluded)
January 31, 2025
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(a)	125,818	$ 125,818

TOTAL SHORT-TERM INVESTMENT (Cost $125,818)		125,818

TOTAL INVESTMENTS - 100.2% (Cost $6,447,031)		7,932,815
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(16,348)
NET ASSETS - 100.0%		$7,916,467

(a)	Rate disclosed is the 7-day yield at January 31, 2025.
†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EQUITY FUNDS
Notes to the Quarterly Portfolio of Investments
January 31, 2025
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation — The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by Polen Capital Management, LLC (the “Adviser”) as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

POLEN EQUITY FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The following is a summary of the inputs used, as of January 31, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 01/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Common Stocks*	$6,483,357,066	$6,483,357,066	$—	$—
Short-Term Investment	248,068,771	248,068,771	—	—
Total Assets	$6,731,425,837	$6,731,425,837	$—	$—
Polen Global Growth Fund
Assets
Common Stocks
Canada	$15,618,146	$15,618,146	$—	$—
Denmark	11,515,863	—	11,515,863	—
France	6,397,708	—	6,397,708	—
Germany	29,254,829	—	29,254,829	—
Ireland	20,383,814	20,383,814	—	—
Luxembourg	10,033,293	10,033,293	—	—
United Kingdom	6,254,101	—	6,254,101	—
United States	295,885,546	295,885,546	—	—
Short-Term Investment	18,146,963	18,146,963	—	—
Total Assets	$413,490,263	$360,067,762	$53,422,501	$—

POLEN EQUITY FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
Funds	Total Value at 01/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Assets
Common Stocks
Brazil	$4,817,414	$4,817,414	$—	$—
Canada	10,894,637	10,894,637	—	—
Denmark	4,285,818	—	4,285,818	—
France	14,418,540	—	14,418,540	—
Germany	33,491,932	—	33,491,932	—
India	7,713,556	—	7,713,556	—
Ireland	21,406,863	16,426,020	4,980,843	—
Israel	2,654,996	2,654,996	—	—
Japan	4,384,097	—	4,384,097	—
Luxembourg	4,841,084	4,841,084	—	—
Netherlands	9,640,229	—	9,640,229	—
Spain	5,406,065	—	5,406,065	—
Sweden	8,956,551	4,302,278	4,654,273	—
Switzerland	4,135,849	2,125,141	2,010,708	—
United Kingdom	26,533,676	5,713,339	20,820,337	—
United States	13,774,851	13,774,851	—	—
Uruguay	8,724,819	8,724,819	—	—
Short-Term Investment	6,241,162	6,241,162	—	—
Total Assets	$192,322,139	$80,515,741	$111,806,398	$—
Polen U.S. Small Company Growth Fund
Assets
Common Stocks*	$46,262,763	$46,262,763	$—	$—
Short-Term Investment	213,542	213,542	—	—
Total Assets	$46,476,305	$46,476,305	$—	$—

POLEN EQUITY FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
Funds	Total Value at 01/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Emerging Markets Growth Fund
Assets
Common Stocks
Brazil	$821,614	$821,614	$—	$—
China	4,263,288	1,414,127	2,849,161	—
Hong Kong	753,734	—	753,734	—
Hungary	437,395	—	437,395	—
India	1,871,176	—	1,871,176	—
Indonesia	701,583	—	701,583	—
Ireland	596,480	596,480	—	—
Mexico	221,702	221,702	—	—
Netherlands	761,239	—	761,239	—
Poland	1,137,419	675,818	461,601	—
Singapore	426,873	—	426,873	—
Taiwan	1,910,025	—	1,910,025	—
United States	850,410	850,410	—	—
Uruguay	1,080,553	1,080,553	—	—
Vietnam	925,377	—	925,377	—
Short-Term Investment	553,124	553,124	—	—
Total Assets	$17,311,992	$6,213,828	$11,098,164	$—
Polen U.S. SMID Company Growth Fund
Assets
Common Stocks*	$7,806,997	$7,806,997	$—	$—
Short-Term Investment	125,818	125,818	—	—
Total Assets	$7,932,815	$7,932,815	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that

POLEN EQUITY FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2025
(Unaudited)
was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended January 31, 2025, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.